Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Line Items]
Unrecognized income tax benefits		$ 0	$ 0
Unrecognized income tax benefits impact on effective income tax rate		0	0
Accrued income taxes		$ 0	$ 0
U.S. statutory income tax rate		34.00%	34.00%	34.00%
Valuation allowance		$ 29,887,000	$ 20,910,000
Effect on provisional charge for revaluation of deferred tax assets		14,770,000
Scenario, Forecast
Income Taxes [Line Items]
U.S. statutory income tax rate	21.00%
Percentage of limitations on NOL carryforwards to taxable income	80.00%
Federal
Income Taxes [Line Items]
Net operating loss carryforwards		$ 100,795,000
Net operating loss carryforwards expiration year		2028
State
Income Taxes [Line Items]
Net operating loss carryforwards		$ 100,793,000
Net operating loss carryforwards expiration year		2023